Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents and Restricted Cash [abstract]
Cash and Cash Equivalents and Restricted Cash

Note 7 – Cash and Cash Equivalents and Restricted Cash

At December 31,	2018	2017
Cash and cash equivalents	$7,561	$21,511
Restricted cash	935	435
Restricted cash – non-current	241	468
Total	$8,737	$22,414

The restricted cash is held by financial institutions in Canada and Europe as partial security for standby letters of credit and letters of guarantee.  At December 31, 2018, the Company had standby letters of credit and letters of guarantee issued by several financial institutions of $2,890  (2017 – $2,821), with expiry dates extending to December 2021.  See Note 19 – Lines of Credit and Bank Guarantees for additional information.